Note 20 - Investments in Unconsolidated Homebuilding and Land Development Joint Ventures	12 Months Ended
Oct. 31, 2011
Equity Method Investments Disclosure [Text Block]
20. Investments in Unconsolidated Homebuilding and Land Development Joint Ventures

We enter into homebuilding and land development joint ventures from time to time as a means of accessing lot positions, expanding our market opportunities, establishing strategic alliances, managing our risk profile, leveraging our capital base and enhancing returns on capital.  Our homebuilding joint ventures are generally entered into with third-party investors to develop land and construct homes that are sold directly to third-party homebuyers.  Our land development joint ventures include those entered into with developers and other homebuilders as well as financial investors to develop finished lots for sale to the joint venture’s members or other third parties.

During the three months ended January 31, 2011, we entered into a joint venture agreement to acquire a portfolio of homebuilding projects, including land we previously owned. We sold the land we owned to the joint venture for net proceeds of $36.1 million, which was equal to our book value in the land at that time, and recorded an investment in unconsolidated joint ventures of $19.7 million for our interest in the venture.  During the three months ended April 30, 2011, we expanded this joint venture, selling additional land we owned to the joint venture for net proceeds of $27.2 million, which was equal to our book value in the land at that time, and recorded an additional investment of $11.4 million for our interest in the venture.  Separately, during the three months ended January 31, 2011, our partner in a land development joint venture transferred its interest in the venture to us.  The consolidation resulted in increases in inventory and non-recourse land mortgages of $9.5 million and $18.5 million, respectively, and a decrease in other liabilities of $9.0 million.

The tables set forth below summarize the combined financial information related to our unconsolidated homebuilding and land development joint ventures that are accounted for under the equity method.

	October 31, 2011
(Dollars In Thousands)	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388		25,388
Total assets	$357,511	$15,073	$372,584
Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%

	October 31, 2010
(Dollars In Thousands)	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$17,538	$161	$17,699
Inventories	247,790	73,864	321,654
Other assets	20,321		20,321
Total assets	$285,649	$74,025	$359,674
Liabilities and equity:
Accounts payable and accrued liabilities	$19,076	$17,266	$36,342
Notes payable	159,715	36,791	196,506
Total liabilities	178,791	54,057	232,848
Equity of:
Hovnanian Enterprises, Inc.	29,208	2,510	31,718
Others	77,650	17,458	95,108
Total equity	106,858	19,968	126,826
Total liabilities and equity	$285,649	$74,025	$359,674
Debt to capitalization ratio	60%	65%	61%

As of October 31, 2011 and 2010, we had advances outstanding of approximately $11.7 and $13.5 million to these unconsolidated joint ventures, which were included in the “Accounts payable and accrued liabilities” balances in the table above. On our Consolidated Balance Sheets, our “Investments in and advances to unconsolidated joint ventures” amounted to $57.8 million and $38.0 million at October 31, 2011 and 2010, respectively. In some cases, our net investment in these joint ventures is less than our proportionate share of the equity reflected in the table above because of the differences between asset impairments recorded against our joint venture investments and any impairments recorded in the applicable joint venture.  Impairments of joint venture investments are recorded at fair value while impairments recorded in the joint venture are recorded when undiscounted cash flows trigger the impairment. During fiscal 2009, we wrote down certain joint venture investments by $26.4 million based on our determination that the investment in these joint ventures has sustained an other than temporary impairment.  During fiscal 2011 and fiscal 2010, we did not write-down any joint venture investments, however, one of our joint ventures in the Northeast recorded an asset impairment in the fourth quarter of fiscal 2011.  We recorded our proportionale share of this impairment charge as part of our  share of the net loss of the venture.

	For The Twelve Months Ended October 31, 2011
(Dollars In Thousands)	Homebuilding	Land Development	Total
Revenues	$177,301	$12,226	$189,527
Cost of sales and expenses	(181,651)	(11,114)	(192,765)
Joint venture net (loss) income	$(4,350)	$1,112	$(3,238)
Our share of net (loss) income	$(8,395)	$647	$(7,748)

	For The Twelve Months Ended October 31, 2010
(Dollars In Thousands)	Homebuilding	Land Development	Total
Revenues	$137,073	$19,307	$156,380
Cost of sales and expenses	(135,878)	(21,260)	(157,138)
Joint venture net income (loss)	$1,195	$(1,953)	$(758)
Our share of net income	$683	$469	$1,152

	For The Twelve Months Ended October 31, 2009
(Dollars In Thousands)	Homebuilding	Land Development	Total
Revenues	$117,725	$13,626	$131,351
Cost of sales and expenses	(231,751)	(18,367)	(250,118)
Joint venture net loss	$(114,026)	$(4,741)	$(118,767)
Our share of net loss	$(24,279)	$(2,252)	$(26,531)

“(Loss) income from unconsolidated joint ventures” is reflected as a separate line in the accompanying Consolidated Statements of Operations and reflects our proportionate share of the loss or income of these unconsolidated homebuilding and land development joint ventures.  The difference between our share of the loss or income from these unconsolidated joint ventures disclosed in the tables above compared to the Consolidated Statements of Operations for fiscal 2011 and fiscal 2010, is due primarily to one joint venture that had net income for which we do not get any share of the profit because of the cumulative equity position of the joint venture, the reclassification of the intercompany portion of management fee income from certain joint ventures, and the deferral of income for lots purchased by us from certain joint ventures. For fiscal 2009, the difference between our share of the loss disclosed in the tables compared to the Consolidated Statements of Operations was primarily due to the write down of our investment in one joint venture where we determined that our investment had an other than temporary impairment.

 For the twelve months ended October 31 2011, we incurred losses that exceeded the sum of the losses (and gains) earned by the joint ventures. This was largely the result of the mix of our share of either the profit or loss in each of the joint ventures. Our ownership interests in the joint ventures vary but our voting interests are generally 50% or less.

In determining whether or not we must consolidate joint ventures where we are the manager of the joint venture, we assess whether the other partners have specific rights to overcome the presumption of control by us as the manager of the joint venture.  In most cases, the presumption is overcome because the joint venture agreements require that both partners agree on establishing the operations and capital decisions of the partnership, including budgets in the ordinary course of business.

Typically, our unconsolidated joint ventures obtain separate project specific mortgage financing. The amount of financing is generally targeted to be no more than 50% of the joint venture’s total assets.  For our more recent joint ventures obtaining financing has become challenging, therefore, some of our joint ventures are capitalized only with equity. However, for our most recent joint venture, a portion of our partner's capital contribution was in the form of mortgage financing. Including the impact of impairments recorded by the joint ventures, the average debt to capitalization ratio of all our joint ventures is currently 59%. Any joint venture financing is on a nonrecourse basis, with guarantees from us limited only to performance and completion of development, environmental warranties and indemnification, standard indemnification for fraud, misrepresentation and other similar actions, including a voluntary bankruptcy filing.  In some instances, the joint venture entity is considered a variable interest entity under ASC 810-10 "Consolidation – Overall" due to the returns being capped to the equity holders; however, in these instances, we are not the primary beneficiary, and therefore we do not consolidate these entities.